Note 10 - Other Expenses - Schedule of Other Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Intermediated Money Transaction Tax*	[1]			$ 969	$ 999
Community and social responsibility cost				988	923
Retirement benefits @	[2]			2,121	0
Impairment of property, plant and equipment (note 13)				0	878
Other expenses, total		$ 2,814	$ 701	$ 4,078	$ 2,800

[1]	Intermediated Money Transfer Tax ("IMTT”) is tax chargeable in Zimbabwe on transfer of physical money, electronically or by any other means and charged at 2% per transaction performed in Zimbabwe.
[2]	Caledonia awarded discretionary payments to selected employees at Blanket Mine and Bilboes over 60 years of age as retirement benefits that are expected to result in an expected outflow of $2.1m in fiscal 2024 (excluding Share-based payment awards granted that remained unaffected). Group related retirements were classified as Administrative expenses.